Pension and Other Postretirement Benefits - Schedule of Percentage Range of Target Portfolio (Detail)	12 Months Ended
Dec. 31, 2016
Minimum [Member] | Equity Securities [Member]
Percentage of Investment in Retirement Plan [Line Items]
Percentage range of investment	63.00%
Minimum [Member] | Debt Securities [Member]
Percentage of Investment in Retirement Plan [Line Items]
Percentage range of investment	33.00%
Maximum [Member] | Equity Securities [Member]
Percentage of Investment in Retirement Plan [Line Items]
Percentage range of investment	67.00%
Maximum [Member] | Debt Securities [Member]
Percentage of Investment in Retirement Plan [Line Items]
Percentage range of investment	37.00%
Maximum [Member] | Other Up To [Member]
Percentage of Investment in Retirement Plan [Line Items]
Percentage range of investment	1.00%